Acquisition Of Nautilus Offshore Services Inc. (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015
Carrying amount of vessels	$ 516,629		$ 95,550
Crescendo vessel
Time charter contracts expiration date	Jan. 08, 2017
Jubilee vessel
Time charter contracts expiration date	Apr. 25, 2017
Indigo vessel
Time charter contracts expiration date	Aug. 30, 2017
Colorado vessel
Time charter contracts expiration date	Dec. 27, 2016
Jacaranda vessel
Time charter contracts expiration date	Jul. 03, 2017
Emblem vessel
Time charter contracts expiration date	Jun. 21, 2017
Nautilus
Amortization method of time-chartered contracts	straight-line
Impairment loss, gain/loss from sale of vessel owning companies and other	$ 300	$ 5,161
Amortization and write offs of fair value of acquired time charters	$ 1,200	$ 2,635
Nautilus | Offshore Support Vessels
Number of vessels				6